Taxes On Income (Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Up to NIS 140 [Member]	Dec. 31, 2012 NIS 140 - NIS 500 [Member]	Dec. 31, 2012 More than NIS 500 [Member]	Dec. 31, 2012 Minimum [Member] NIS 140 - NIS 500 [Member] ILS	Dec. 31, 2012 Minimum [Member] More than NIS 500 [Member] ILS	Dec. 31, 2012 Maximum [Member] Up to NIS 140 [Member] USD ($)	Dec. 31, 2012 Maximum [Member] NIS 140 - NIS 500 [Member] ILS
Taxes On Income [Line Items]
Value of productive assets before the expansion				140	500	$ 140	500
New proportion that the required investment bears to the value of productive assets	12.00%	7.00%	5.00%